UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2007

1.813021.102

SPM-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Verizon Global Funding Corp.
6/15/07	5.75%	$ 16,855	$ 16,871
Certificates of Deposit - 23.6%

Domestic Certificates Of Deposit - 0.1%
Huntington National Bank, Columbus
3/21/07	5.36	5,000	5,000
London Branch, Eurodollar, Foreign Banks - 6.9%
Barclays Bank PLC
3/8/07 to 6/11/07	5.38 to 5.44	64,000	64,000
Bayerische Hypo-und Vereinsbank AG
4/5/07	5.33	150,000	150,000
Credit Agricole SA
4/13/07	5.34	70,000	70,000
Credit Industriel et Commercial
2/2/07 to 7/30/07	5.33 to 5.37	109,000	109,000
Dresdner Bank AG
3/5/07	5.40	19,000	19,000
HBOS Treasury Services PLC
3/28/07	5.31	65,000	65,000
Landesbank Hessen-Thuringen
7/26/07	5.36	15,000	15,000
			492,000
New York Branch, Yankee Dollar, Foreign Banks - 16.6%
Canadian Imperial Bank of Commerce
2/15/07 to 2/23/07	5.32 to 5.40 (c)	85,000	85,000
Credit Suisse First Boston
3/12/07 to 4/23/07	5.34 (c)	115,000	115,000
Credit Suisse Group
6/4/07	5.40	29,000	29,000
Deutsche Bank AG
3/5/07 to 12/12/07	5.40 to 5.43 (c)	163,000	163,000
HBOS Treasury Services PLC
4/17/07	5.35	20,000	20,000
HSH Nordbank AG
2/20/07	5.37	70,000	70,000
Landesbank Baden-Wuert
4/13/07 to 5/24/07	5.35 to 5.50	56,000	55,981
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
2/13/07 to 2/14/07	5.34%	$ 38,000	$ 38,000
Natexis Banques Populaires NY CD
12/12/07 to 1/29/08	5.33 to 5.41	285,000	284,997
Norinchukin Bank
2/20/07 to 3/1/07	5.35	218,000	218,000
Societe Generale
1/16/08	5.42	74,000	74,000
Sumitomo Mitsui Banking Corp.
3/7/07	5.32	4,000	4,000
Toronto-Dominion Bank
6/18/07	5.68	20,000	19,987
UniCredito Italiano Spa, New York
4/30/07	5.32 (c)	10,000	9,998
			1,186,963
TOTAL CERTIFICATES OF DEPOSIT			1,683,963
Commercial Paper - 16.7%

Aegis Finance LLC
2/8/07	5.34	7,000	6,993
American Wtr. Cap. Corp.
2/6/07 to 3/16/07	5.41 to 5.47 (b)	15,500	15,462
Aquifer Funding LLC
2/6/07 to 2/7/07	5.33	52,000	51,958
AT&T, Inc.
2/6/07 to 2/14/07	5.34 to 5.36	12,000	11,989
BellSouth Corp.
3/1/07	5.35	2,000	1,992
Burlington Northern Santa Fe Corp.
4/20/07	5.38 (b)	6,000	5,931
Capital One Multi-Asset Execution Trust
2/7/07 to 3/14/07	5.34 to 5.35	13,000	12,968
Catholic Health Initiatives
2/13/07	5.36	11,400	11,400
Charta LLC
2/16/07	5.39	7,000	6,984
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
3/26/07 to 5/8/07	5.33 to 5.35%	$ 91,000	$ 89,898
ConocoPhillips Qatar Funding Ltd.
4/13/07	5.43 (b)	1,000	990
Countrywide Financial Corp.
2/28/07 to 3/15/07	5.31 to 5.37	214,000	213,130
CVS Corp.
2/5/07 to 4/27/07	5.36 to 5.39	10,000	9,959
DaimlerChrysler NA Holding Corp.
2/5/07 to 4/30/07	5.43 to 5.46	40,000	39,764
Davis Square Funding V Corp.
2/22/07 to 3/14/07	5.34 to 5.36	23,000	22,886
Devon Energy Corp.
2/7/07 to 7/24/07	5.37 to 5.43	25,842	25,630
Dominion Resources, Inc.
2/21/07 to 3/21/07	5.35 to 5.37	13,665	13,603
Emerald (MBNA Credit Card Master Note Trust)
3/13/07	5.32	10,000	9,942
FCAR Owner Trust
3/15/07	5.33	10,000	9,939
Fortune Brands, Inc.
2/1/07 to 4/20/07	5.36 to 5.41	24,000	23,890
France Telecom SA
2/12/07 to 4/13/07	5.39 to 5.42 (b)	11,500	11,440
Giro Funding US Corp.
3/23/07 to 5/3/07	5.34 to 5.35	40,000	39,552
Grampian Funding LLC
4/10/07	5.35	25,000	24,754
Grenadier Funding Corp.
2/13/07	5.34	4,000	3,993
Hypo Real Estate Bank International AG
3/12/07 to 4/12/07	5.37 to 5.38	15,000	14,873
John Deere Capital Corp.
2/9/07 to 3/16/07	5.38 to 5.42	19,000	18,924
Kellogg Co.
2/21/07 to 3/22/07	5.38 to 5.40	16,000	15,906
Michigan Gen. Oblig.
10/4/07	5.41	11,900	11,900
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Monument Gardens Funding
2/20/07 to 3/14/07	5.31 to 5.35%	$ 70,000	$ 69,718
Motown Notes Program
3/15/07 to 5/7/07	5.35 to 5.37	21,000	20,808
Nationwide Building Society
3/9/07	5.34	7,000	6,963
Nelnet Student Funding Ext CP LLC
2/5/07	5.33	15,000	14,991
Nissan Motor Acceptance Corp.
2/16/07 to 3/22/07	5.36 to 5.40	15,000	14,918
Pacific Gas & Electric Co.
2/9/07 to 2/13/07	5.35 to 5.36 (b)	8,000	7,988
Paradigm Funding LLC
7/24/07	5.35	25,000	24,374
Park Granada LLC
3/20/07	5.37	10,000	9,931
Park Sienna LLC
2/28/07 to 3/29/07	5.31 to 5.36	46,347	46,115
Rockies Express Pipeline LLC
2/7/07 to 4/13/07	5.19 to 5.47 (b)	19,500	19,340
SABMiller PLC
2/7/07 to 2/20/07	5.38 to 5.40	11,000	10,984
Scaldis Capital LLC
4/13/07	5.36	5,000	4,949
Strand Capital LLC
2/20/07	5.35	6,000	5,983
Stratford Receivables Co. LLC
2/6/07 to 3/12/07	5.33 to 5.37	57,000	56,845
Textron Financial Corp.
2/2/07 to 3/21/07	5.35 to 5.37	15,000	14,943
The Walt Disney Co.
2/2/07 to 5/18/07	5.36 to 5.38	6,000	5,979
Time Warner Cable, Inc.
3/27/07 to 4/24/07	5.39 to 5.41	32,500	32,186
UniCredito Italiano Bank (Ireland) PLC
4/10/07 to 4/16/07	5.35 to 5.36	28,000	27,716
Verizon Communications, Inc.
2/8/07 to 2/16/07	5.37 (b)	43,000	42,929
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Weatherford International Ltd.
2/5/07	5.34% (b)	$ 8,000	$ 7,995
WellPoint, Inc.
2/12/07 to 4/9/07	5.37 to 5.40	12,200	12,131
Whirlpool Corp.
2/13/07	5.34	1,000	998
Wisconsin Energy Corp.
4/27/07	5.38	5,000	4,937
Xcel Energy, Inc.
4/13/07	5.56	6,000	5,936
TOTAL COMMERCIAL PAPER			1,196,307
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
2/15/07	5.32 (c)	5,000	5,000
Master Notes - 2.2%

Asset Funding Co. III LLC
2/5/07	5.38 to 5.39 (c)(e)	72,000	72,000
Goldman Sachs Group, Inc.
2/26/07	5.42 (c)(e)	55,000	55,000
Lehman Brothers Holdings, Inc.
2/11/07 to 5/31/07	5.43 to 5.46 (c)(e)	27,000	27,000
TOTAL MASTER NOTES			154,000
Medium-Term Notes - 28.2%

AIG Matched Funding Corp.
2/15/07	5.36 to 5.37 (c)	72,000	72,000
2/15/07 to 11/15/07	5.34 to 5.37 (b)	71,000	71,000
Allstate Life Global Funding II
2/8/07 to 2/15/07	5.36 to 5.40 (b)(c)	20,000	20,000
ASIF Global Financing XXX
2/23/07	5.34 (b)(c)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
2/23/07	5.32 (b)(c)	18,000	18,000
Banco Santander Totta SA
2/16/07	5.32 (b)(c)	95,000	95,002
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banque Federative du Credit Mutuel (BFCM)
2/13/07	5.32% (b)(c)	$ 35,000	$ 35,000
Bayerische Landesbank Girozentrale
2/20/07	5.42 (c)	45,000	45,000
BellSouth Corp.
4/26/07	5.34 (b)	45,000	44,881
BMW U.S. Capital LLC
2/15/07	5.32 (c)	8,000	8,000
Caja Madrid SA
4/19/07	5.36 (c)	19,000	19,000
Calyon New York Branch
2/2/07	5.27 (c)	5,000	4,999
ConocoPhillips
4/11/07	5.36 (c)	12,000	12,000
Countrywide Bank, Alexandria Virginia
2/15/07 to 2/16/07	5.33 (c)	28,000	28,000
Countrywide Financial Corp.
4/11/07	5.52 (c)	1,000	1,000
Cullinan Finance Corp.
2/26/07 to 6/25/07	5.33 to 5.38 (b)(c)	64,000	63,994
Cullinan Finance Ltd./Corp. Mtn 144A
10/15/07	5.33 (b)	18,000	18,000
DnB NORBank ASA
2/26/07	5.31 (b)(c)	10,000	10,000
General Electric Capital Corp.
2/8/07 to 2/19/07	5.36 to 5.45 (c)	179,000	179,001
Harrier Finance Funding LLC
3/20/07	5.35 (b)(c)	4,000	4,000
HBOS Treasury Services PLC
3/26/07	5.44 (c)	60,000	60,000
HSBC Finance Corp.
2/6/07 to 2/26/07	5.31 to 5.35 (c)	72,000	72,000
HSH Nordbank AG
2/21/07 to 2/23/07	5.33 to 5.35 (b)(c)	56,000	56,000
Huntington National Bank, Columbus
2/1/07	5.45 (c)	6,000	6,000
ING USA Annuity & Life Insurance Co.
3/23/07	5.46 (c)(e)	11,000	11,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Intesa Bank Ireland PLC
2/26/07	5.32% (b)(c)	$ 88,000	$ 88,000
K2 (USA) LLC
3/12/07	5.31 (b)(c)	17,000	16,999
Kestrel Funding PLC US LLC 144A
2/1/07	5.34 (b)(c)	4,000	4,000
Key Bank NA
3/19/07	5.38 (c)	3,000	3,000
Merrill Lynch & Co., Inc.
2/5/07 to 2/26/07	5.30 to 5.40 (c)	118,000	118,006
Metropolitan Life Global Funding I
2/6/07 to 2/28/07	5.33 to 5.42 (b)(c)	15,000	15,000
Morgan Stanley
2/1/07 to 2/27/07	5.38 to 5.41 (c)	70,000	70,000
Natexis Banques Populaires NY CD
2/2/07	5.29 (c)	46,000	45,996
National Rural Utils. Coop. Finance Corp.
2/5/07	5.30 (c)	3,000	3,000
Nordea Bank AB
2/2/07	5.27 (c)	36,000	35,994
Pacific Life Global Funding
2/13/07	5.37 (c)	5,000	5,000
2/5/07	5.37 (b)(c)	5,000	5,000
RACERS
2/22/07	5.34 (b)(c)	50,000	50,000
Royal Bank of Scotland PLC
2/21/07	5.31 (b)(c)	45,000	45,000
Security Life of Denver Insurance Co.
2/28/07	5.45 (c)(e)	8,000	8,000
Sigma Finance, Inc.
2/15/07 to 3/12/07	5.31 to 5.32 (b)(c)	50,000	49,998
Skandinaviska Enskilda Banken AB
2/6/07 to 3/8/07	5.27 to 5.34 (c)	66,000	65,997
UniCredito Italiano Bank (Ireland) PLC
2/14/07 to 2/15/07	5.33 (b)(c)	61,000	61,000
2/28/07	5.29 (c)	25,000	24,998
UniCredito Italiano Spa, New York
2/20/07 to 3/13/07	5.35 to 5.37 (c)	59,000	58,996
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Vodafone Group PLC
3/29/07	5.42% (c)	$ 9,000	$ 9,000
Wachovia Asset Securitization Issuance LLC
2/26/07	5.31 (b)(c)	4,869	4,869
Washington Mutual Bank
2/16/07 to 2/28/07	5.35 to 5.42 (c)	57,000	57,004
Washington Mutual Bank FA
2/26/07	5.30 (c)	3,500	3,500
4/30/07	5.34 (b)(c)	46,000	46,000
Washington Mutual Bank, California
2/28/07	5.41 (c)	2,000	2,000
Wells Fargo & Co.
2/2/07 to 2/15/07	5.33 to 5.39 (c)	82,500	82,500
WestLB AG
2/12/07 to 3/30/07	5.36 to 5.39 (b)(c)	50,000	50,000
Westpac Banking Corp.
3/12/07	5.39 (c)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			2,017,734
Short-Term Notes - 3.3%

Jackson National Life Insurance Co.
4/1/07	5.41 (c)(e)	34,000	34,000
Metropolitan Life Insurance Co.
4/2/07	5.48 (c)(e)	25,000	25,000
Monumental Life Insurance Co.
2/1/07	5.47 to 5.57 (c)(e)	64,000	64,000
New York Life Insurance Co.
4/1/07	5.44 (c)(e)	60,000	60,000
Transamerica Occidental Life Insurance Co.
2/1/07	5.54 (c)(e)	50,000	50,000
TOTAL SHORT-TERM NOTES			233,000
Asset-Backed Securities - 0.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Master Funding Trust I
2/26/07 to 7/25/07	5.35% (c)	$ 35,457	$ 35,457
Wind Trust
2/25/07	5.32 (b)(c)	6,000	6,000
TOTAL ASSET-BACKED SECURITIES			41,457
Municipal Securities - 0.3%

Connecticut Hsg. Fin. Auth. Series F2, 5.32%, VRDN (c)	19,425		19,425
Repurchase Agreements - 24.3%
	Maturity Amount (000s)
In a joint trading account at 5.3% dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) #	$ 241	241
With:
Banc of America Securities LLC at 5.35%, dated 1/31/07 due 2/1/07 (Collateralized by Corporate Obligations valued at $227,460,000, 4.5% - 8.15%, 8/15/07 - 6/30/31)	223,033	223,000
Barclays Capital, Inc. at 5.42%, dated 1/31/07 due 2/1/07 (Collateralized by Equity Securities valued at $207,935,886)	200,030	200,000
Deutsche Bank Securities, Inc. at:
5.35%, dated:
1/2/07 due 3/2/07 (Collateralized by Corporate Obligations valued at $51,000,001, 1.4% - 7.95%, 6/19/08 - 2/1/43)	50,438	50,000
1/11/07 due 2/12/07 (Collateralized by Mortgage Loan Obligations valued at $50,400,000, 0% - 7.33%, 12/15/20 - 12/15/44)	48,228	48,000
1/12/07 due 2/13/07 (Collateralized by Corporate Obligations valued at $31,620,000, 1.4% - 8.13%, 5/1/12 - 2/1/43)	31,147	31,000
1/29/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $30,450,001, 9.89% - 13%, 12/15/10 - 8/15/14)	29,392	29,000
5.37%, dated 1/19/07 due 4/19/07 (Collateralized by Corporate Obligations valued at $19,380,001, 4.4% - 9%, 8/1/07 - 11/25/45)	19,255	19,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at 5.41%, dated 11/21/06 due 2/21/07 (Collateralized by Mortgage Loan Obligations valued at $93,840,000, 4.83% - 5.57%, 3/25/37) (c)(d)	$ 93,272	$ 92,000
J.P. Morgan Securities, Inc. at 5.41%, dated 12/13/06 due 2/1/07 (Collateralized by Corporate Obligations valued at $59,673,075, 7.11% - 8.38%, 9/18/11 - 12/29/11) (c)(d)	56,421	56,000
Lehman Brothers, Inc. at 5.36%, dated 1/31/07 due 2/1/07 (Collateralized by Commercial Paper Obligations valued at $210,120,000, 0% - 5.24%, 2/6/07 - 6/11/07)	206,031	206,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 1/31/07 due 2/1/07 (Collateralized by Mortgage Loan Obligations valued at $201,604,194, 5.28% - 5.5%, 8/25/46 - 10/15/48)	192,029	192,000
5.42%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $46,297,603, 7% - 13.7%, 1/1/10 - 8/15/16) (c)(d)	44,596	44,000
Morgan Stanley & Co. at:
5.36%, dated 12/13/06 due 2/1/07 (Collateralized by Mortgage Loan Obligations valued at $47,631,209, 0.03% - 7.3%, 11/21/28 - 6/17/38)	45,335	45,000
5.43%, dated 1/31/07 due 2/1/07 (Collateralized by Equity Securities valued at $231,000,367)	220,033	220,000
Wachovia Securities, Inc. at 5.38%, dated 1/31/07 due 2/1/07 (Collateralized by Mortgage Loan Obligations valued at $289,680,001, 0.11% - 8.32%, 1/10/09 - 12/12/49)	284,042	284,000
TOTAL REPURCHASE AGREEMENTS		1,739,241
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $7,106,998)		7,106,998
NET OTHER ASSETS - 0.5%		37,388
NET ASSETS - 100%		$ 7,144,386
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,014,818,000 or 14.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $406,000,000 or 5.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 2/5/07	11/7/06	$ 33,000
5.39%, 2/5/07	8/29/06	$ 39,000
Goldman Sachs Group, Inc. 5.42%, 2/26/07	8/26/04	$ 55,000
ING USA Annuity & Life Insurance Co. 5.46%, 3/23/07	6/23/05	$ 11,000
Security	Acquisition Date	Cost (000s)
Jackson National Life Insurance Co. 5.41%, 4/1/07	3/31/03	$ 34,000
Lehman Brothers Holdings, Inc.: 5.43%, 2/11/07	1/10/07	$ 19,000
5.46%, 5/31/07	12/11/06	$ 8,000
Metropolitan Life Insurance Co. 5.48%, 4/2/07	3/26/02	$ 25,000
Monumental Life Insurance Co.: 5.47%, 2/1/07	7/31/98 - 9/17/98	$ 29,000
5.57%, 2/1/07	2/1/00	$ 35,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02	$ 60,000
Security Life of Denver Insurance Co. 5.45%, 2/28/07	8/26/05	$ 8,000
Transamerica Occidental Life Insurance Co. 5.54%, 2/1/07	4/28/00	$ 50,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$241,000 due 2/01/07 at 5.30%
Bank of America, NA	$ 63
Barclays Capital, Inc.	63
Bear Stearns & Co., Inc.	63
Countrywide Securities Corp.	32
Credit Suisse Securities (USA) LLC	11
Greenwich Capital Markets, Inc.	9
$ 241
Income Tax Information
At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,106,998,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2007

1.813060.102

SPU-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 9.5%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 1.5%
3/15/07 to 12/28/07	5.25 to 5.34%	$ 7,435,000	$ 7,418,902
Federal Home Loan Bank - 7.6%
3/5/07 to 2/13/08	5.17 to 5.48 (b)	36,695,000	36,686,069
Freddie Mac - 0.4%
1/7/08	5.25	2,000,000	1,905,726
TOTAL FEDERAL AGENCIES			46,010,697
Repurchase Agreements - 89.9%
	Maturity Amount
In a joint trading account at 5.3% dated 1/31/07 due 2/1/07 (Collateralized by Mortgage Loan Obligations) #	$ 348,318,277	348,267,000
With:
Barclays Capital, Inc. at 5.31%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $16,320,001, 6%, 1/1/37) (b)(c)	16,851,960	16,000,000
CS First Boston Corp. at 5.21%, dated 12/5/06 due 6/5/07 (Collateralized by Mortgage Loan Obligations valued at $3,115,771, 3% - 6.5%, 11/15/07 - 7/15/36)	3,079,018	3,000,000
Deutsche Bank Securities, Inc. at:
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $3,060,000, 5% - 6.5%, 6/1/29 - 9/1/35)	3,120,103	3,000,000
5.28%, dated 12/11/06 due 6/11/07 (Collateralized by Mortgage Loan Obligations valued at $5,100,000, 5% - 6.64%, 6/1/30 - 10/1/35)	5,133,340	5,000,000
5.29%, dated 9/22/06 due 3/22/07 (Collateralized by Mortgage Loan Obligations valued at $6,120,000, 4.5% - 5%, 1/1/18 - 6/1/20)	6,159,582	6,000,000
5.34%, dated 10/25/06 due 4/25/07 (Collateralized by Mortgage Loan Obligations valued at $8,160,000, 4.5% - 6.23%, 11/1/19 - 11/1/40)	8,215,973	8,000,000
Merrill Lynch Government Securities, Inc. at 5.28%, dated 10/4/06 due 4/4/07 (Collateralized by Mortgage Loan Obligations valued at $9,432,299, 5.71%, 7/20/36)	9,240,240	9,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at:
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $5,124,711, 5.5% - 6.09%, 10/1/36 - 1/1/37)	$ 5,201,633	$ 5,000,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $5,124,711, 5.5% - 6.09%, 10/1/36 - 1/1/37)	5,200,933	5,000,000
UBS Warburg LLC at:
5.25%, dated 1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $5,154,871, 6%, 7/25/36)	5,266,146	5,000,000
5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $10,300,527, 3.5%, 6/15/16) (b)(c)	10,532,400	10,000,000
5.38%, dated 6/8/06 due 3/30/07 (Collateralized by Mortgage Loan Obligations valued at $9,270,260, 6%, 1/15/29 - 7/25/36)	9,396,775	9,000,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by Mortgage Loan Obligations valued at $3,092,923, 6%, 7/25/36)	3,135,000	3,000,000
TOTAL REPURCHASE AGREEMENTS		435,267,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $481,277,697)		481,277,697
NET OTHER ASSETS - 0.6%		2,960,693
NET ASSETS - 100%		$ 484,238,390
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$348,267,000 due 2/01/07 at 5.30%
Bank of America, NA	$ 91,252,223
Barclays Capital, Inc.	91,252,223
Bear Stearns & Co., Inc.	91,252,223
Countrywide Securities Corp.	45,626,113
Credit Suisse Securities (USA) LLC	15,208,704
Greenwich Capital Markets, Inc.	13,675,514
$ 348,267,000
Income Tax Information
At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $481,277,697.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

January 31, 2007

1.813057.102

TMM-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 105.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 81.9%
2/1/07 to 7/12/07	4.85 to 5.16%	$ 1,473,614	$ 1,461,364
U.S. Treasury Notes - 23.7%
2/15/07 to 5/15/07	4.91 to 5.01	423,520	422,799
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,884,163)	1,884,163
NET OTHER ASSETS - (5.6)%	(100,305)
NET ASSETS - 100%	$ 1,783,858
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,884,163,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007